Risk management - EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020 [2]
Woori bank [Member]
Statement One [Line Items]
Change in EVE	[1]	₩ 920,290	₩ 634,596
Change in NII	[3]	195,186	66,138
Woori card [Member]
Statement One [Line Items]
Change in EVE	[1]	126,576	0
Change in NII	[3]	59,114	0
Woori Financial Capital Co., Ltd. [Member]
Statement One [Line Items]
Change in EVE	[1]	58,794	0
Change in NII	[3]	1,384	0
Woori Investment Bank Co Ltd [Member]
Statement One [Line Items]
Change in EVE	[1]	17,607	0
Change in NII	[3]	5,556	0
Woori Asset Trust Co., Ltd. [Member]
Statement One [Line Items]
Change in EVE	[1]	820	0
Change in NII	[3]	1,709	0
Woori Asset Management Corp. [Member]
Statement One [Line Items]
Change in EVE	[1]	1,411	0
Change in NII	[3]	504	0
Woori Savings Bank [Member]
Statement One [Line Items]
Change in EVE	[1]	15,175	0
Change in NII	[3]	949	0
Woori private equity asset management Co Ltd [Member]
Statement One [Line Items]
Change in EVE	[1]	32	0
Change in NII	[3]	59	0
Woori Global Asset Management Co., Ltd. [Member]
Statement One [Line Items]
Change in EVE	[1]	246	0
Change in NII	[3]	₩ 143	₩ 0

[1]	ΔEVE: change in Economic Value of Equity
[2]	As of December 31, 2020, for the remaining subsidiaries except the bank, consolidated trusts, and consolidated subsidiaries of the bank, EVE and NII were not calculated.
[3]	ΔNII: change in Net Interest Income